CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Tax-Free Income Fund (1933 Act

File No. 33-37971; 1940 Act File No. 811-6223) (“Registrant”) hereby certifies (a) that the form statement of additional information used with respect to Class A, Class C, Class FI and Class I of Legg Mason Investment Counsel Maryland Tax-Free Income Trust, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement (“Amendment No. 35”), and (b) that Amendment No. 35 was filed electronically.

Dated as of: August 2, 2013	By:	/s/ Richard Wachterman
Name: Richard Wachterman
Title: Assistant Secretary